SHARE-BASED COMPENSATION (tables)	12 Months Ended
Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of restricted shares granted fair value

Year ended December 31, 2014
Fair value of ordinary share (US$)	0.90~2.13
Risk-free interest rates	2.65%~3.22%
Expected volatility range	64.5%~66.2%
Expected dividend yield	0%
Expected exercise multiple	2.2~2.8
Fair value per option granted (US$)	0.67~1.86

Schedule of share-based compensation expense by function

	Years ended December 31,
	2012	2013	2014
	RMB	RMB	RMB	US$
Cost of revenues	21	10	1,393	225
Research and development	6,663	14,520	51,176	8,248
Selling and marketing	609	2,835	7,407	1,194
General and administrative	12,994	20,031	113,298	18,260
	20,287	37,396	173,274	27,927

2013 Incentive Scheme
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted shares activity

	Number of shares	Weighted Average Exercise Price (US$)	Weighted Average Grant Date Fair Value (US$)	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value (US$)
Outstanding at January 1, 2014	—	—	—
Granted	56,176,131	0.34	1.03
Forfeited	(883,000)	0.34	1.14
Exercised	(1,000)	0.34	1.01

Outstanding at December 31, 2014	55,292,131	0.34	1.03	9.01	64,802
Vested and expected to vest at December 31, 2014	54,278,571	0.34	1.03	9.01	63,614

Exercisable as at December 31, 2014	839,000	0.34	1.00	9.01	983

2011 Share Award Scheme
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted shares activity

	Number of ordinary shares	Weighted average grant date fair value (US$)
Unvested at January 1, 2014	50,032,500	0.19
Granted	13,244,380	1.27
Vested	(18,590,627)	0.15
Forfeited	(6,287,500)	0.30

Unvested at December 31, 2014	38,398,753	0.55

Vested and expected to vest at December 31, 2014	91,452,116	0.30

Kingsoft Share Award Scheme
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted shares activity

	Number of Kingsoft ordinary shares	Weighted average grant date fair value (US$)
Unvested at January 1, 2014	1,560,000	0.47
Granted	1,084,000	3.15
Vested	(390,000)	0.47
Forfeited	(45,000)	3.20

Unvested at December 31, 2014	2,209,000	1.73

Vested and expected to vest at December 31, 2014	4,369,535	1.08